Loans and Borrowings - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 422,629
Carrying value, including accrued interest	426,233	$ 418,057		$ 59,250
Current portion	20,381	15,703
Non-current portion	$ 405,852	402,354
Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	29 months
Senior notes due 2030
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	73 months
Coupon rate	6.50%		6.50%
Principal to be repaid	$ 400,000
Carrying value, including accrued interest	403,274	402,453
Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 15,987
Equipment Finance Loans USD | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	15 months
Coupon rate	5.00%
Equipment Finance Loans USD | Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	43 months
Coupon rate	8.12%
Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 998
Equipment Finance Loans EUR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	26 months
Coupon rate	5.25%
Equipment Finance Loans EUR | Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	30 months
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	35 months
Principal to be repaid	$ 2,365
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.50%
Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 3,279
Equipment Finance Loans BRL | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	2 months
Coupon rate	0.00%
Equipment Finance Loans BRL | Top of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	16.63%
Carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 426,233	418,057
Current portion	20,381	15,703
Non-current portion	405,852	402,354
Carrying amount | Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	16,175	10,322
Carrying amount | Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	1,000	1,372
Carrying amount | Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	2,375	2,963
Carrying amount | Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 3,409	$ 947